NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1.        NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the “ Company ”) is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company’s shares are publicly listed on the Toronto Stock Exchange (“ TSX ”) in Canada and the NYSE American, LLC (“ NYSE American ”) in the United States (formerly the NYSE MKT LLC). The Company’s address is Suite 788-550 Burrard Street, Vancouver, British Columbia, V6C 2B5.

The Company is an exploration and development company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa. During the year the Company has disposed of the Maseve Mine to Royal Bafokeng Platinum Limited (" RBPlat "). The Company previously held an 82.9% working interest in the property. Please see Note 6 for further details.

These financial statements include the accounts of the Company and its subsidiaries. The Company’s subsidiaries (collectively with the Company, the “ Group ”) as at August 31, 2018 are as follows:

		Place of	Proportion of ownership interest
		incorporation	and voting power held
		and	August 31,	August 31,
Name of subsidiary	Principal activity	operation	2018	2017

Platinum Group Metals (RSA) (Pty) Ltd.	Exploration	South Africa	100%	100%
Mnombo Wethu Consultants (Pty) Limited. [1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.	Exploration	South Africa	37.05%	45.65%

[1] The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited (“ Mnombo ”) and Waterberg JV Resources (Pty) Ltd. for accounting purposes.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“ IFRS ”) applicable to a going concern which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due for the foreseeable future. The Company had a loss of $41 million for the year and has negative equity amounting to $19.5 million as at August 31, 2018. At August 31, 2018, the Company was indebted $46.5 million pursuant to the LMM Facility (as defined below). This debt is due October 31, 2019. Additional payments/interest (which can be paid with shares of the Company) are also due on the convertible debt. During the year the Company announced and completed the sale of the Maseve Mine for initial gross proceeds of $74 million. Stage one of the Maseve Sale Transaction (as defined below) was closed on April 5, 2018, with stage two closing April 26, 2018. Also during the period, Implats completed the strategic acquisition of an 8.6% interest in Waterberg JV Co. from the Company for $17.2 million and the Company completed the sale 132 million units resulting in gross proceeds of $19.9 million. As a result of these transactions, the Sprott facility has been completely paid down and the LMM repayment schedule has been crystalized. The Company currently has limited financial resources and has no sources of operating income at present. The Company’s ability to continue operations in the normal course of business will therefore depend upon its ability to secure additional funding by methods that could include debt refinancing, equity financing, sale of assets and strategic partnerships. Management believes the Company will be able to secure further funding as required. Nonetheless, there exist material uncertainties resulting in substantial doubt as to the ability of the Company to continue to meet its obligations as they come due and hence, the ultimate appropriateness of the use of accounting principals applicable to a going concern.

These consolidated financial statements do not include adjustments or disclosures that may result should the Company not be able to continue as a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be required to the carrying value of assets and liabilities, the expenses, the reported comprehensive loss and balance sheet classifications used that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could be material.